Related party transactions - Key management personnel (Details) - EUR (€) € in Thousands		12 Months Ended
	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Defined benefit liability (asset)			€ 590,684	€ 692,638
Capital			293,413	293,413
Germany
Related Party Transactions
Defined benefit liability (asset)			498,282	557,185
Germany | Unfunded plan | Benefit obligation
Related Party Transactions
Defined benefit liability (asset)			498,282	557,185
Germany | Unfunded plan | Benefit obligation | Former board members of Management AG and active board members which were appointed before January 1, 2019
Related Party Transactions
Defined benefit liability (asset)			€ 55,434	60,381
Germany | Plan covered by insurance contracts | Benefit obligation
Related Party Transactions
Defined benefit liability (asset)				4,137
Germany | Plan covered by insurance contracts | Benefit obligation | Active board members which were appointed after January 1, 2019
Related Party Transactions
Defined benefit liability (asset)				€ 4,137
General Partner
Related Party Transactions
Amount paid for services received from related party		€ 31,361
Annual fee portion of reimbursements paid to related party		€ 110
Annual fee, as percent of General Partner's share capital	4.00%
Capital	€ 3,000